DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details Narrative) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments And Hedge Accounting
Bank recorded inefficiencies	$ 1,187	$ 355